                                   SUPPLEMENT
                             DATED OCTOBER 14, 2005
                                     TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2005
          FOR THE CLASS IB SHARES OF HARTFORD SMALLCAP VALUE HLS FUND

      THIS SUPPLEMENT AMENDS THE STATEMENT OF INFORMATION ("SAI") FOR THE CLASS IB SHARES OF HARTFORD SMALLCAP VALUE HLS FUND DATED MAY 1, 2005.

The SAI is revised as follows:

CHANGES TO FUNDAMENTAL INVESTMENT POLICY

At a Joint Special Meeting of Shareholders held on September 7, 2005, shareholders of the funds of Hartford HLS Series Fund II, Inc. approved a proposal to revise the funds' fundamental investment policy regarding investment concentrations within particular industries.

Accordingly, effective September 7, 2005, under the sub-heading "Fundamental Restrictions of the Fund," on page 2 of the SAI, paragraph number 2 is deleted and replaced with the following:

2. The Fund will not purchase the securities or loans of any issuer or borrower (other than securities or loans issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities or loans of companies whose principal business activities are in the same industry.

ADDITIONS TO BOARDS OF DIRECTORS

At a Joint Special Meeting of Shareholders held on September 7, 2005, all sitting members of the Board of Directors of Hartford HLS Series Fund II, Inc. were reelected to the Board. In addition, Sandra S. Jaffee, William P. Johnston, and David M. Znamierowski were elected to serve on the Board of Directors of Hartford HLS Series Fund II, Inc.

At a meeting of the Board of Directors of Hartford HLS Series Fund II, Inc. on September 13, 2005, the Board selected Lemma W. Senbet to serve as a director of the company.
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Accordingly, effective September 7, 2005, under the heading "Fund Management", on page 17 of the SAI, the following is inserted below the biographical information for Duane E. Hill:

SANDRA S. JAFFEE                 Director          Since 2005   Ms. Jaffee is Chief Executive       85(2)  N/A
(age 63)                                                        Officer of Searchspace Group,
c/o Hartford HLS Funds                                          a leading provider of
P.O. Box 2999                                                   compliance/ regulatory
Hartford, CT 06104-2999                                         technology to financial
                                                                institutions. Ms. Jaffee
                                                                served as an Entrepreneur in
                                                                Residence with Warburg Pincus,
                                                                a private equity firm, from
                                                                August 2004 to August 2005.
                                                                From September 1995 to July
                                                                2004, Ms. Jaffee served as
                                                                Executive Vice President at
                                                                Citigroup, where she was
                                                                President and CEO of
                                                                Citibank's Global Securities
                                                                Services (1995-2003).
                                                                Ms Jaffee was appointed
                                                                Executive Vice President of
                                                                Citibank in 1998. Ms Jaffee is
                                                                also a Director of Hartford
                                                                Series Fund, Inc., The
                                                                Hartford Mutual Funds, Inc.,
                                                                The Hartford Mutual Funds II,
                                                                Inc. and The Hartford Income
                                                                Shares Fund, Inc.

WILLIAM P. JOHNSTON              Director          Since 2005   Mr. Johnston joined the Board       85(2)  Mr. Johnston is
(age 61)                                                        of Directors of Renal Care                 Chairman of the Board
c/o Hartford HLS Funds                                          Group, Inc. in November 2002               of Directors of Renal
P.O. Box 2999                                                   and has served as Chairman of              Care Group, Inc.
Hartford, CT 06104-2999                                         the Board since March 2003.
                                                                From August 2001 until
                                                                December 2002, Mr. Johnston
                                                                was Managing Director of
                                                                SunTrust Robinson Humphrey,
                                                                the investment banking
                                                                division of SunTrust Banks,
                                                                Inc. From 1998 through 2001,
                                                                Mr. Johnston was Vice
                                                                Chairman of the investment
                                                                banking affiliate of SunTrust
                                                                Banks, Inc., where he also
                                                                served as Chief Executive
                                                                Officer from 1998 through
                                                                April 2000. Mr. Johnston is
                                                                also a Director of Hartford
                                                                Series Fund, Inc., The
                                                                Hartford Mutual Funds, Inc.,
                                                                The Hartford Mutual Funds II,
                                                                Inc. and The Hartford Income
                                                                Shares Fund, Inc.

In addition, effective September 13, 2005, under the heading "Fund Management", on page 17 of the SAI, the following is inserted directly below the biographical information for Phillip O. Peterson:

LEMMA W. SENBET                  Director          Since 2005   Dr. Senbet is the William E.        85(2)  N/A
(age 58)                                                        Mayer Chair Professor of
c/o Hartford HLS Funds                                          Finance and Chair of the
P.O. Box 2999                                                   Finance Department at the
Hartford, CT 06104-2999                                         University of Maryland,
                                                                Robert H. Smith School of
                                                                Business, which he joined in
                                                                September 1997. In addition,
                                                                Dr. Senbet previously served
                                                                as an independent director of
                                                                the Fortis Funds from March
                                                                2000 until July 2002. He is
                                                                also a Director of Hartford
                                                                Series Fund, Inc., The
                                                                Hartford Mutual Funds, Inc.,
                                                                The Hartford Mutual Funds II,
                                                                Inc. and The Hartford Income
                                                                Shares Fund, Inc.

In addition, effective September 7, 2005, under the heading "Fund Management", on page 19 of the SAI, footnote + is deleted and the biographical information for David M. Znamierowski is deleted and replaced with the following:

DAVID M. ZNAMIEROWSKI**          President, Chief  Director     Mr. Znamierowski currently          84(2)  N/A
(age 45)                         Executive         Since 2005   serves as President of
c/o Hartford HLS Funds           Officer (1) and                Hartford Investment Management
P.O. Box 2999                    Director                       Company ("Hartford Investment
Hartford, CT 06104-2999                                         Management"), Executive Vice
                                                                President and Chief Investment
                                                                Officer for Hartford Life,
                                                                Inc., and Executive Vice
                                                                President and Chief Investment
                                                                Officer for Hartford Life
                                                                Insurance Company.
                                                                Mr. Znamierowski is also a
                                                                Managing Member and Executive
                                                                Vice President and Chief
                                                                Investment Officer of HIFSCO
                                                                and HL Advisors.
                                                                Mr. Znamierowski is Executive
                                                                Vice President and Chief
                                                                Investment Officer for The
                                                                Hartford. In addition, he
                                                                serves as a Director of
                                                                Hartford Series Fund, Inc.,
                                                                The Hartford Mutual Funds,
                                                                Inc. and The Hartford Mutual
                                                                Funds II, Inc., and as
                                                                President and Chief Executive
                                                                Officer of The Hartford Income
                                                                Shares Fund, Inc., Hartford
                                                                Series Fund, Inc. and Hartford
                                                                HLS Series Fund II, Inc.

On page 23 of the SAI, footnote 2 is added under the heading "Number of Portfolios in Fund Complex Overseen by Director".

(2)   As of September 30, 2005

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.